NOTE 5 – INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
NOTE 5 – INTANGIBLE ASSETS

 NOTE 5 – INTANGIBLE ASSETS

As of February 29, 2024 and August 31, 2023, the balance of intangible assets was as follows:

	February 29, 2024	August 31, 2023
Movie copyrights - Love over the world	$853,333	$853,333
Sitcom copyrights - Chujian	640,000	640,000
Movie copyrights - A story as a picture	422,400	422,400
Movie copyrights - Our treasures	936,960	936,960
Movie broadcast right- On the way	256,000	256,000
Movie copyrights - Too simple	1,271,265	1,271,265
Movie copyrights - Confusion	1,024,000	1,024,000
Movie copyrights - Amazing Data	300,000	300,000
Movie copyrights - Nice to meet you	300,000	300,000
Movie copyrights – 6 movies	695,789	—
TV drama copyright - 20 episodes	295,000	295,000
Movie broadcast rights – 59 movies	2,439,840	2,439,840
NFT MMM platform	280,000	280,000
Total cost	9,714,587	9,018,798
Accumulated amortization	(8,636,170)	(7,563,688)
Intangible assets, net	$1,078,417	$1,455,110

The amortization expense for the six months ended February 29, 2024 and February 28, 2023 was $1,072,482 and $1,779,243, respectively. Estimated future amortization expense is as follows:

Twelve months ending February 28,	Amortization expense
2024	$872,272
2025	206,145
Total	$1,078,417

In March 2022, the Company signed a purchase agreement with All In One Media Ltd to acquire the copyrights and broadcast rights for five movies at a price of $1,500,000. These copyrights and broadcast rights allow the Company to broadcast these movies outside the mainland China. On November 29, 2022, both parties entered into an amended agreement to deliver the copyrights and broadcast rights of two movies (Amazing data and Nice to meet you) to the Company on November 30, 2022 for a total price of $600,000. As of August 31, 2022, $356,724 was paid and recorded as purchase deposit for intangible asset. On November 30, 2022, the company received the copies of two movies. The purchase deposit of $356,724 was transferred to intangible assets and the unpaid balance of $243,276 was recorded as accounts payable and was paid in December 2022. Per amended agreement, the remaining three movies will be delivered upon receiving the payment of minimum $300,000 per movie from the Company before December 31, 2022. The agreement was terminated on December 31, 2022 due to the fact that the Company did not make the payments for the remaining movies.

In March 2022, the Company signed a purchase agreement with Anyone Pictures Limited to acquire the copyright for broadcasting a 25-episode TV drama series outside of mainland China, at a price of $525,000. Five standalone episodes were delivered in December 2022. On February 21, 2023, both parties entered into a supplementary agreement to determine the delivery of the remaining 20 standalone episodes. As a result, Anyone Pictures Limited agreed to refund $420,000 to the Company and the Company had received the full amount as of August 31, 2023.

AB INTERNATIONAL GROUP CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 5 – INTANGIBLE ASSETS (continued)

On August 6, 2022, the Company licensed NFT MMM platform to a third party to allow the access of NFT MMM platform and platform data on both app and website for one year starting from August 20, 2022 for a monthly license fee of $60,000. Subsequent to the license renewal on November 1, 2023, the Company would continue licensing the NFT MMM platform to the same third party from November 1, 2023 until October 31, 2025 for a monthly license fee of $57,000. The Company remains the ownership and copyright of the NFT MMM platform, including the APP “NFT MMM” on Google Play, and the website: starestnet.io.  For the six months ended February 29, 2024 and February 28, 2023, the Company recognized license revenue of $228,000 and $357,286, respectively.

On September 10, 2023, the Company entered into an agreement with All In One Media Ltd to acquire the copyrights for 4 movies at a price of $104,714. These copyrights allow the Company to transfer these movies to other parties outside the mainland China. On November 27, 2023, the Company further acquired mainland China copyrights of these 4 movies from All In One Media Ltd. at price of $378,513.

On September 30, 2023, the Company entered into another agreement with All In One Media Ltd to acquire the copy rights and broadcast rights for 2 movies for a price of $212,562. These copyrights allow the Company to broadcast these movies globally.

In November 2023, the Company entered into an agreement with Anyone Pictures Limited to sell the Mainland China copyrights of 1 movie for a price of $180,000 and the offline broadcast rights of another movie for a price of 211,800. The granted broadcast rights are globally exclusive, with the exception of Mainland China.

On November 21, 2023, the Company entered into an agreement with Capitalive Holdings Limited to sell offline broadcast rights of 1 movie for a price of $140,000. The granted broadcast rights are globally exclusive, with the exception of Mainland China.

 NOTE 5 – INTANGIBLE ASSETS

As of August 31, 2023 and 2022, the balance of intangible assets was as follows:

	August 31, 2023	August 31, 2022
Movie copyrights - Love over the world	$853,333	$853,333
Sitcom copyrights - Chujian	640,000	640,000
Movie copyrights - A story as a picture	422,400	422,400
Movie copyrights - Our treasures	936,960	936,960
Movie broadcast right- On the way	256,000	256,000
Movie copyrights - Too simple	1,271,265	1,271,265
Movie copyrights - Confusion	1,024,000	1,024,000
Movie copyrights - Amazing Data	300,000	—
Movie copyrights - Nice to meet you	300,000	—
TV drama copyright - 20 episodes	295,000	190,000
Movie and TV series broadcast rights	2,439,840	2,439,840
NFT MMM platform	280,000	280,000
Total cost	9,018,798	8,313,798
Accumulated amortization	(7,563,688)	(4,515,516)
Intangible assets, net	$1,455,110	$3,798,282

AB INTERNATIONAL GROUP CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 – INTANGIBLE ASSETS (Continued)

The amortization expense for the years ended August 31, 2023 and 2022 was $3,048,172 and $3,221,789, respectively. Estimated future amortization expense is as follows:

Twelve months ending August 31, 2023	Amortization expense
2024	$1,362,610
2025	92,500
Total	$1,455,110

In March 2022, the Company signed a purchase agreement with All In One Media Ltd to acquire the copyrights and broadcast rights for five movies at a price of $1,500,000. These copyrights and broadcast rights allow the Company to broadcast these movies outside the mainland China. On November 29, 2022, both parties entered into an amended agreement to deliver the copyrights and broadcast rights of two movies (Amazing data and Nice to meet you) to the Company on November 30, 2022 for a total price of $600,000. As of August 31, 2022, $356,724 was paid and recorded as purchase deposit for intangible asset. On November 30, 2022, the company received the copies of two movies. The purchase deposit of $356,724 was transferred to intangible assets and the unpaid balance of $243,276 was recorded as accounts payable and was paid in December 2022. Per amended agreement, the remaining three movies will be delivered upon receiving the payment of minimum $300,000 per movie from the Company before December 31, 2022. The agreement was terminated on December 31, 2022 due to the fact that the Company did not make the payments for the remaining movies.

In March 2022, the Company signed a purchase agreement with Anyone Pictures Limited to acquire the copyright for broadcasting a 25-episode TV drama series outside of mainland China, at a price of $525,000. Five standalone episodes were delivered in December 2022. On February 21, 2023, both parties entered into a supplementary agreement to determine the delivery of the remaining 20 standalone episodes. As a result, Anyone Pictures Limited agreed to refund $420,000 to the Company and the Company had received the full amount as of August 31, 2023.

On August 6, 2022, the Company licensed NFT MMM platform to a third party to allow the access of NFTMM platform and platform data on both app and website for one year starting from August 20, 2022 for a monthly license fee of $60,000. The Company remains the ownership and copyright of the NFT MMM platform, including the APP “NFT MMM” on Google Play, and the website: starestnet.io.  For the year ended August 31, 2023, the Company recognized license revenue of $698,000.

On May 31, 2023, the Company entered into an agreement with Capitalive Holdings Limited to sell the offline broadcast rights of total 59 movies for a price of $250,000. The granted broadcast rights are globally exclusive, with the exception of Mainland China.

AB INTERNATIONAL GROUP CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS